FORM 13F
                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE
    THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
            NOVEMBER 15, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 15, 2002

       Report for the Calendar Year or Quarter Ended: September 30, 2001

                Check here if Amendment [X]; Amendment Number: 1

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Sandell Asset Management Corp.
Address:  1251 Avenue of the Americas, 23rd Floor, New York, NY 10020

13F File Number:  28-06499

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas Sandell
Title:  Principal
Phone:  212-899-4756

Signature, Place, and Date of Signing:

/s/ Thomas Sandell
-----------------------
(Signature)

New York, New York
-----------------------
(City, State)

March 12, 2002
-----------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                             FORM 13F Summary Page

                                Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 8

Form 13F Information Table Value Total: $113,039 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

         None

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AMENDED                                          FORM 13F

                                                                                                                   (SEC USE ONLY)
QTR ENDED: 9/30/01                    Name of Reporting Manager:  Sandell Asset Management


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        Item 1:         Item 2 :       Item 3:       Item 4:     Item 5:        Item 6:       Item 7:              Item 8:
    Name of Issuer   Title of Class    CUSIP      Fair Market    Shares or    Investment     Managers      Voting Authority (Shares)
                                       Number         Value      Principal    Discretion   See Instr. V   (a)Sole (b)Shared (c)None
                                                    (X$1000)      Amount







 C.R. Bard Inc.              COM.     067383-10-9    41,637     809,900 SH      SOLE                      809,900
 C-Mac Industries Inc.       COM.     125920-10-8     3,420     171,500 SH      SOLE                      171,500
 Global Marine Inc           COM.     379352-40-4     4,785     341,800 SH      SOLE                      341,800
 Homesteke Mining            COM.     437614-10-0     3,457     300,000 SH      SOLE                      300,000
 Illuminet Holdings Inc      COM.     452334-10-5    32,350     844,200 SH      SOLE                    1,411,000
 Newport News Shipbuilding   COM.     652228-10-7    25,644     381,600 SH      SOLE                      381,600
 Ralston Purina Group        COM.     751277-30-2     1,476      45,000 SH      SOLE                       45,000
 Tyco Oct 47 1/2  Put        PUT      902124-95-6       270       1,350 PUT     SOLE                        1,350


                                 Value Total:     $ 113,039





                                 Entry Total:             8

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